Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating activities:
Net loss	$ (20,253)	$ (20,522)	$ (41,411)	$ (29,670)	$ (12,482)
Adjustments to reconcile net loss to cash used in operating activities:
Depreciation and amortization	284	228	468	391	191
Share-based compensation	1,082	5,225	6,098	2,972	1,600
Deferred income taxes	(406)
Gain on disposal of fixed asset	(29)
Changes in operating assets and liabilities:
Receivable from related party	168		(223)
Other assets	(274)	(6)	(467)	(146)	(83)
Accounts payable, accruals and other liabilities	7,470	(3,913)	(6,537)	6,756	1,691
Net cash used in operating activities	(11,958)	(18,988)	(42,072)	(19,697)	(9,083)
Investing activities:
Purchases of property and equipment	(340)	(171)	(1,301)	(595)	(2,607)
Proceeds from disposal of fixed asset	29
Net cash used in investing activities	(311)	(171)	(1,301)	(595)	(2,607)
Financing activities:
Proceeds from funding provided by Elan		19,159	145,233	20,292	11,690
Repayment of funding provided by Elan			(3,000)
Post separation adjustments to the funding provided by Elan	(84)
Proceeds from issuance of ordinary shares to Elan			26,000
Net cash provided by (used in) financing activities	(84)	19,159	168,233	20,292	11,690
Net decrease in cash and cash equivalents	(12,353)		124,860
Cash and cash equivalents, beginning of the year	124,860
Cash and cash equivalents, end of the period	112,507		124,860
Supplemental cash flow information
Cash paid for income taxes	$ 263